Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,
	2019	2020
Prepaid expenses	$13,334	$13,189
Income taxes refundable	4,078	47,489
Other	1,356	510
Prepaid expenses and other current assets	$18,768	$61,188